Basic and Diluted Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) - GBP (£) £ / shares in Units, £ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Loss for the year	£ (23,085)	£ (6,049)	£ (5,332)
Basic and diluted weighted average number of shares	26,069	24,107	24,101
Basic and diluted loss per share	£ (0.89)	£ (0.25)	£ (0.22)